PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2001

                        PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2001



                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital...................... 1

Statement of Operations.................................................... 2

Statements of Changes in Members' Capital - Net Assets..................... 3

Notes to Financial Statements.............................................. 4

Schedule of Portfolio Investments..........................................11

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $257,948,469)                          $ 247,123,209
Cash and cash equivalents                                                           13,258,378
Receivables:
  Investments sold, not settled                                                        207,305
  Reclaims of foreign withholding taxes, at value                                       67,003
  Dividends                                                                             57,361
  Interest                                                                              53,308
-----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                       260,766,564
-----------------------------------------------------------------------------------------------

LIABILITIES

Payables:
  PWFA fee                                                                             301,426
  Shareholder servicing fee                                                             76,465
  Administration fee                                                                    75,963
  Professional fees                                                                     50,178
  Organization costs                                                                    25,782
  Miscellaneous                                                                         33,676
-----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                      563,490
-----------------------------------------------------------------------------------------------

NET ASSETS                                                                       $ 260,203,074
-----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                        $ 273,958,594
Accumulated net investment loss                                                     (1,858,965)
Accumulated net realized loss on investment and foreign currency transactions       (1,067,820)
Accumulated net unrealized depreciation on investments and other assets and
         liabilities denominated in foreign currencies                             (10,828,735)
-----------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                                              $ 260,203,074
-----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                          FOR THE SIX MONTHS ENDED JUNE 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (net of foreign witholding taxes of $76,892)                 $    741,296
Interest                                                                    458,046
------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                   1,199,342
------------------------------------------------------------------------------------

EXPENSES

PWFA fee                                                                  1,594,213
Shareholder servicing fee                                                   472,360
Administration fee                                                          161,477
Professional fees                                                            75,450
Miscellaneous                                                               119,023
------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                  2,422,523
------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      (1,223,181)
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
         INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                            (1,050,460)
  Foreign currency transactions                                             610,680
Change in net unrealized appreciation from:
  Investments                                                           (22,284,974)
  Other assets and liabilities denominated in foreign currencies             (3,475)
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM
         INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                  (22,728,229)
------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                   $(23,951,410)
------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS

--------------------------------------------------------------------------------

                                                                            FOR THE          FOR THE PERIOD
                                                                           SIX MONTHS      NOVEMBER 21, 2000
                                                                             ENDED          (COMMENCEMENT OF
                                                                         JUNE 30, 2001    OPERATIONS) THROUGH
                                                                          (UNAUDITED)       DECEMER 31, 2000

FROM OPERATIONS

Net investment loss                                                      $  (1,223,181)     $    (635,784)
Net realized loss from
         investments and foreign currency transactions                        (439,780)          (628,040)
Change in net unrealized appreciation from investments and other
         assets and liabilities denominated in foreign currencies          (22,288,449)        11,459,714
----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                           (23,951,410)        10,195,890
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                          32,777,374        240,181,220

Proceeds from Adviser subscriptions                                                  -          1,000,000
----------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                          32,777,374        241,181,220
----------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                    251,377,110                  -
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                        $ 260,203,074      $ 251,377,110
----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------
1.       ORGANIZATION

         PW Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock and private investments in public equities. Operations of the Fund commenced on November 21, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Juniper Crossover Management, L.L.C. (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

         The Adviser is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisors Inc. ("OrbiMed"). PWFA is the managing member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at June 30, 2001 and December 31, 2000 was $957,300 and $1,045,836, respectively.

         Interests in the Fund are offered only to investors who are "Qualified Clients" as such term is defined in Rule 205-3 under the Investment Advisers Act of 1940. No Member will have the right to require the Fund to redeem the Member's interest in the Fund. The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, beginning in September 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         a.       PORTFOLIO VALUATION

         The net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at the bid prices, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         Private securities will be valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment will be valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions occur that directly affect the value of such securities. Downward adjustments relating to such securities are made in the event that the eventual realizable value is determined to be less than the carrying value.

         When the Fund holds restricted securities of a class that has been sold to the public, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.       PORTFOLIO VALUATION (CONTINUED)

         As a result, the Fund's issuance or repurchase of its Interests at a time when it owns private securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities, with a value of $14,252,878, were fair valued at June 30, 2001.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         b.       SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis.
         Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         c.       FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors.

         d.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         e.       INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         f.       USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly fee (the "PWFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to PWFA's capital account, the Adviser's capital account and the Special Advisory Account, the capital account established for crediting any Incentive Allocation due to the Adviser. The PWFA Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts. A portion of the PWFA Fee will be paid by PWFA to OrbiMed.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as the distributor of the Fund. The Fund will pay a shareholder servicing fee to UBS PWI and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2001, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. Generally, on December 31st of each year, commencing in 2001, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2001 were $6,566.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and
         (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates, not to exceed on an annual basis of 0.15%. Additionally, the Fund will provide for the reimbursement of out of pocket expenses of PFPC Inc.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2001, amounted to $59,124,281 and $21,384,708, respectively.

         At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized depreciation on investments was $10,825,260, consisting of $17,829,522 gross unrealized appreciation and $28,654,782 gross unrealized depreciation.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding during the six months ended June 30, 2001.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         During the six months ended June 30, 2001, the Fund did not trade any forward or futures contracts or engage in options or securities sold, not yet purchased.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                   SIX MONTHS         PERIOD FROM
                                                                      ENDED       NOVEMBER 21, 2000
                                                                    JUNE 30,       (COMMENCEMENT OF
                                                                      2001           OPERATIONS)
                                                                   (UNAUDITED)   TO DECEMBER 31, 2000
                                                                   -----------   --------------------
         Ratio of net  investment  loss to average net assets        -1.04%*            -2.31%*
         Ratio of operating expenses to average net assets            2.06%*             4.99%*
         Portfolio turnover rate                                      9.79%                 0%
         Total return                                                -9.09%**            3.40%**

          *    Annualized.
          ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation, to the Adviser and does not reflect the deduction of sales loads incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK  (94.95%)
                  ----------------------

                  DRUG DELIVERY SYSTEMS (0.27%)
         141,684  DepoMed, Inc. *, (b)                          $       690,851
                                                                ---------------
                  DRUG DEVELOPMENT (0.34%)
         409,829  Corus Pharma Series A, (a)                            895,271
                                                                ---------------
                  DRUG DISCOVERY (1.59%)
       1,092,657  Chemocentryx, Inc., (a)                             2,840,908
         615,812  LumiCyte, Inc., (a)                                 1,133,094
         323,654  Protometrix, (a)                                      161,827
                                                                ---------------
                                                                      4,135,829
                                                                ---------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.21%)
         150,000  Caliper Technologies Corp. *                        3,157,500
                                                                ---------------
                  MEDICAL - BIOMEDICAL/GENETICS (18.49%)
         130,000  Amgen, Inc. *                                       7,888,400
         150,000  Applera Corp.- Celera Genomics Group  *             5,949,000
         494,000  Bio -Technology General Corp. *                     6,471,400
         238,739  Cellegy Pharmaceuticals, Inc. *, (b)                1,447,064
         600,000  Ciphergen Biosystems, Inc. *                        4,050,000
         150,000  Genzyme Corp. *                                     9,150,000
         250,000  Incyte Genomics, Inc. *                             6,130,000
         369,549  Molecular Staging, Inc., Series-D, (a)              2,727,272
         862,381  Neogenesis Drug Discovery, Inc., Series-D, (a)      4,290,001
                                                                ---------------
                                                                     48,103,137
                                                                ---------------
                  MEDICAL - DRUGS (58.90%)
         200,000  Abbott Laboratories                                 9,600,000
         270,000  Altana AG - (Germany) **                           10,443,871
         180,000  American Home Products Corp.                       10,575,000
         296,000  Banyu Pharmaceutical Co., Ltd. - (Japan) **         5,423,219
         381,000  Dainippon Pharmaceutical Co., Ltd. -
                    (Japan) **                                        5,162,867
         100,000  Eli Lilly and Co.                                   7,400,000

    The preceeding notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

        SHARES                                                      MARKET VALUE
--------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------
                  MEDICAL - DRUGS (CONTINUED)
         250,000  Fujisawa Pharmaceutical Co., Ltd. -
                    (Japan) **                                  $     5,652,861
         350,000  Novartis AG - (Switzerland) **                     12,666,908
         275,000  Pfizer, Inc.                                       11,013,750
         240,000  Pharmacia Corp.                                    11,028,000
         200,000  Pharmacopeia, Inc. *                                4,800,000
         120,000  Roche Holding AG - Genussschein -
                    (Switzerland) **                                  8,645,822
         185,000  Sanofi-Synthelabo SA - (France) **                 12,138,080
         270,000  Schering-Plough Corp.                               9,784,800
         230,000  Sepracor, Inc.*                                     9,154,000
           9,500  Serono SA Class B - (Switzerland) **                9,423,890
         225,000  Shionogi & Co., Ltd. - (Japan) **                   4,690,672
         600,000  Tanabe Seiyaku Co., Ltd. - (Japan) **               5,662,483
                                                                ---------------
                                                                    153,266,223
                                                                ---------------
                  MEDICAL PRODUCTS (1.43%)
         147,300  Vysis, Inc. *                                       3,711,960
                                                                ---------------
                  THERAPEUTICS (12.72%)
         130,000  Abgenix, Inc. *                                     5,850,000
         170,000  COR Therapeutics, Inc. *                            5,185,000
         150,000  Gilead Sciences, Inc. *                             8,728,500
         170,000  NeoPharm, Inc. *                                    4,335,000
         300,000  OraPharma, Inc. *                                   1,707,000
         239,200  PRAECIS Pharmaceuticals, Inc. *                     3,932,447
         130,000  Tularik, Inc. *                                     3,357,900
                                                                ---------------
                                                                     33,095,847
                                                                ---------------
                  TOTAL COMMON STOCK (COST $257,939,614)            247,056,618
                                                                ---------------

    The preceeding notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

        SHARES                                                      MARKET VALUE
--------------------------------------------------------------------------------

                  WARRANTS  (0.02%)
                  -----------------
          70,842  DepoMed, Inc., $4.275, 6/13/05 *, (b)         $        66,591
          92,387  Molecular Staging, Inc. Series-D, $7.38,
                    11/15/05, (a)                                             0
                                                                ---------------
                  TOTAL WARRANTS (COST $8,855)                           66,591
                                                                ---------------

          TOTAL INVESTMENTS --  94.97% (Cost $257,948,469)          247,123,209
                                                                ---------------
          OTHER ASSETS IN EXCESS OF LIABILITIES --  5.03%            13,079,865
                                                                ---------------

          TOTAL NET ASSETS -- 100.00%                           $   260,203,074
                                                                ===============

    * Non-income producing security
    ** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
    (a) Private equity investment valued at fair value.
    (b) Private investment in public equity valued at fair value.
    The total market value of such investments amounted to $14,252,878 which represented 5.48% of the net assets at June 30, 2001.

    The preceeding notes are an integral part of these financial statements.
                                                                              13